Employee Benefit Plans (Details) - USD ($) shares in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
401(k) Employee Savings Plan
Employer matching contribution as a percentage of voluntary employee contributions under 401(k) plan	50.00%
Employer maximum annual contribution per employee under 401(k) plan	$ 2,500
Expense recognized related to 401(k) plan
Matching contributions, net of forfeitures, under 401(k) plan	11,181,000	$ 10,300,000	$ 7,070,000
Discretionary stock contributions, net of forfeitures, under 401(k) plan	$ 28,774,000	$ 27,048,000	$ 27,969,000
Employee Stock Purchase Plan
Expense recognized related to 401(k) plan
Minimum number of calendar quarters to be employed for full-time employees to be eligible to participate in the ESPP	3 months
Maximum fair value of capital stock permitted to be purchased by employees in any one year under ESPP	$ 25,000
Employee Stock Purchase Plan | Class A common stock
Expense recognized related to 401(k) plan
Number of shares authorized to be issued under Employee Stock Purchase Plan (ESPP)	3.8
Shares of common stock available for future grant under stock incentive plans	0.2
Purchase price as percentage of closing market price on the last business day of each calendar quarter under ESPP	85.00%
Number of shares of common stock purchased under ESPP	0.6	0.6	0.3